Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 128,556	$ 43,158
Restricted cash and cash equivalents—current	30,142	9,609
Accounts receivable, net	8,397	2,857
Inventory	28,242	5,256
Prepaid expenses & other current assets	33,778	8,254
Total current assets	229,115	69,134
Restricted cash and cash equivalents—non current	1,203	1,000
Property and equipment, net	1,526	4,152
Vehicle deposits	117,071	13,290
Goodwill	121,169	131,255
Other assets	8,228	3,944
Total assets	597,261	303,880
Current liabilities:
Accounts payable	5,002	12,212
Accrued expenses	31,428	20,004
Deferred revenue	43,345	42,900
Notes payable—current	49,094	29,280
Other current liabilities	5,089	5,078
Total current liabilities	133,958	109,474
Derivative liabilities	136,196	450
Other liabilities	6,282	9,722
Total liabilities	276,436	119,646
Commitments and contingencies
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock	0	1,044,282
Stockholders' Deficit
Founders convertible preferred stock	0	0
Common Stock, Value, Issued	27	0
Additional paid-in capital	1,475,300	92,654
Accumulated other comprehensive income	7,538	13,005
Accumulated deficit	(1,162,040)	(965,707)
Total stockholders' deficit	320,825	(860,048)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	597,261	303,880
Vehicles [Member]
Current assets:
Vehicle deposits	$ 118,949	$ 81,105